NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NOTE 13:          NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(108,350)	$(80,293)	$(45,025)
Net loss attributable to non-controlling interest	(743)	(1,169)	(1,311)
Adjustment attributable to non-controlling interest	(14,979)	16,689	5,487
Deemed dividend to ordinary shareholders	-	-	4,569
Net loss attributable to WalkMe Ltd.	$(92,628)	$(95,813)	$(53,770)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	85,116,424	51,763,032	13,217,183
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.09)	$(1.85)	$(4.07)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2022	2021	2020
Convertible preferred shares	-	26,972,186	58,724,580
RSU’s	5,759,365	732,157	-
Outstanding share options and share purchase rights under ESPP	13,676,853	14,143,816	10,428,813
Total	19,436,218	41,848,159	69,153,393